Segment Reporting - Depreciation and Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation and Amortization:
Depreciation and amortization	$ 68.8	$ 65.8	$ 114.2
Depreciation and amortization	68.8	65.6	$ 113.7
Operating Segments [Member] | Tim Hortons [Member]
Depreciation and Amortization:
Depreciation and amortization	4.5
Operating Segments [Member] | Burger King [Member]
Depreciation and Amortization:
Depreciation and amortization	$ 64.3	$ 65.6